Provisions for liabilities and other charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Reserves
Balance at beginning	$ 36,788	$ 37,085
Additions	4,091	4,445
Reversals	(19,025)	(2,693)
Use of provision	(2,155)	(1,279)
Effect of translation	(765)	(770)
Balance at ending	18,934	36,788
Current	18,420	35,899
Non-current	514	889
Uncertain tax positions
Changes in Reserves
Balance at beginning	33,870	34,221
Additions	1,640	3,061
Reversals	(18,627)	(2,297)
Use of provision	(1,261)	(670)
Effect of translation	(334)	(445)
Balance at ending	15,288	33,870
Current	15,288
Non-current	0
Provision for Value-Added Tax
Changes in Reserves
Balance at beginning	9,854
Balance at ending	3,253	9,854
Provisions related to Withholding Tax
Changes in Reserves
Balance at beginning	22,044
Balance at ending	10,758	22,044
Provisions related to Other Taxes
Changes in Reserves
Balance at beginning	1,972
Balance at ending	1,277	1,972
Marketplace and consignment goods
Changes in Reserves
Balance at beginning	663	817
Additions	207	247
Reversals	(200)	(299)
Use of provision	0	0
Effect of translation	(216)	(102)
Balance at ending	454	663
Current	454
Non-current	0
Provision for other expenses
Changes in Reserves
Balance at beginning	2,255	2,047
Additions	2,244	1,137
Reversals	(198)	(97)
Use of provision	(894)	(609)
Effect of translation	(215)	(223)
Balance at ending	3,192	2,255
Current	2,678
Non-current	514
End of service benefits provision	631	889
Litigation and penalty provisions	$ 2,561	1,246
Restructuring provision		$ 120